Loans and Debentures (Schedule of Contractual Conditions) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current maturities of long-term liabilities:
Loans from banks and others	$ 22,347	$ 107,739
Non-convertible debentures	58,222	52,980
Others	3,950	8,908
Total current liabilities	84,519	169,627
Non-current liabilities
Loans from banks and others	726,625	906,243
Non-convertible debentures	455,955	454,163
Total non-current liabilities	1,182,580	1,360,406
Total	$ 1,267,099	$ 1,530,033